Leases (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating lease expenses	$ 14,091		$ 139,592	$ 177,843
Cash lease payment	11,009		$ 2,448	$ 25,135
Lease agreement	$ 1
Rent paid (in Yuan Renminbi) | ¥		¥ 5,668
Lease percentage	10.00%	10.00%